Schedule of loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation of property, plant and equipment
– From continuing operations	£ 213	£ 1,089	£ 979
Depreciation of right of use asset
– From continuing operations	190	118	303
Amortisation of intangible assets – product and marketing rights
– From continuing operations		10	3
Impairment of intangible assets		12,369
Fees payable to the Company’s auditor for the audit of the parent Company	88	87	110
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts	44	43	48
Fees payable to the Company’s auditor for:
– Other services		7	66
Fees payable to the Company’s previous auditor for the audit of the parent Company		15
Fees payable to the Company’s previous auditor for:
- Other services	41	171
Foreign exchange(gain)/loss	12	96	131
Profit/(Loss) on disposal of property, plant and equipment	(42)	(226)
Equity settled share-based payment*	£ 89	£ (404)	£ (34)